Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2021	546	€1.00	1	€584,132
Granted	169	1.00		183,831
Vested and exercised	715	1.00	-	777,920
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2021	-	€-	-	€-
Exercisable as of December 31, 2021	-	€-	-	€-
Outstanding, expected to vest as of December 31, 2021	-	€-	-	€-

Outstanding as of January 1, 2022	-	-	-	-
Granted	540,523	€4.99	7.3	€272,480
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2022	540,523	€4.99	7.3	€272,480
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988
Outstanding, expected to vest as of December 31, 2022	303,394	€4.67	9.55	€210,492

Outstanding as of January 1, 2023	540,523	€4.99	7.3	€272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the years ended December 31, 2023, 2022 and 2021 is represented by the following table:

	Year ended December 31
	2023	2022	2021
	(in Euros)
Research & development expense	€73,392	€35,164	€82,669
Research & development expense - related party	-	-	179,480
General & administrative expense	505,828	486,962	234,955
General & administrative expense - related party	160,664	200,609	-
Total	€739,884	€722,735	€497,104
Unrecognized expense	€907,683	€1,639,082	€-